Prepaid Expenses and Deposits	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits

Note 4 - Prepaid Expenses and Deposits

At December 31, 2024, the Company had prepaid expenses and deposits of $920,189, consisting of $193,074 of raw materials, prepaid insurance of $260,943, security deposits of $55,116 and other prepaids of $411,056. At December 31, 2023 the Company had $1,469,733, consisting of $1,073,823 of raw materials related to a two million can Safety Shot beverage production run, prepaid insurance of $56,335 and other prepaids of $339,575.